Trading revenues	12 Months Ended
Dec. 31, 2012
Trading revenues
8 Trading revenues
in	2012	2011	2010

Trading revenues (CHF million)

Interest rate products	2,707	6,794	5,866

Foreign exchange products	559	(4,433)	2,258

Equity/index-related products	139	1,644	2,211

Credit products	(3,306)	522	(1,644)

Commodity, emission and energy products	198	361	323

Other products	898	132	324

Trading revenues	1,195	5,020	9,338

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Trading revenues includes revenues from trading financial assets and liabilities as follows:
– Equities;
– Commodities;
– Listed and >>>OTC derivatives;
– >>>Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
– Market making in the government bond and associated OTC derivative swap markets;
– Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and >>>commercial paper (CP);
– Market making and positioning in foreign exchange products;
– Credit derivatives on investment grade and high yield credits;
– Trading and securitizing all forms of securities that are based on underlying pools of assets; and
– Life settlement contracts.
Trading revenues also includes changes in the >>>fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:

– Central bank funds purchased/sold;
– Securities purchased/sold under resale/>>>repurchase agreements;
– Securities borrowing/lending transactions;
– Loans and loan commitments; and
– Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further restricted by a variety of specific limits, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. For market risk, it uses tools capable of calculating comparable exposures across its many activities, as well as focused tools that can specifically model unique characteristics of certain instruments or portfolios.

The principal measurement methodology for trading assets, as well as most instruments for which the fair value option was elected, is >>>value-at-risk. The Group holds securities as collateral and enters into >>>credit default swaps (CDS) to mitigate the credit risk on these products.

Bank
Trading revenues
8 Trading revenues
in	2012	2011	2010

Trading revenues (CHF million)

Interest rate products	2,868	6,578	5,673

Foreign exchange products	560	(4,456)	2,232

Equity/index-related products	111	1,604	2,306

Credit products	(3,306)	522	(1,644)

Commodity, emission and energy products	198	361	323

Other products	897	131	324

Trading revenues	1,328	4,740	9,214

Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group for further information.